Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2022
Related Party Balances and Transactions
Schedule of significant related parties and their relationships with the Group

Name of the related parties	Relation with the Group

Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	An entity ultimately controlled by Mr. HAN Hongwei

Ms. WANG Dian	Senior executive officer

Yushang Group Co., Ltd.	a direct subsidiary of Hywin Financial Holding

Shanghai Yushang Commodity International Trade Co., Ltd.	an indirect subsidiary of Hywin Financial Holding

Shanghai Youqiding Asset Management Co., Ltd. (dissolved in January 2020)	an indirect subsidiary of Hywin Financial Holding

Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	Non-controlling interest shareholder of Grand Doctor

Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	Non-controlling interest shareholder of Grand Doctor

Hywin Asset Management Co., Ltd.	a direct subsidiary of Hywin Financial Holding

Tibet Haiyinhui Network Technology Co., Ltd. (dissolved in June 2021)	an entity ultimately controlled by Mr. HAN Hongwei

Real Estate Group Entities (related parties of the Company for the years ended June 30, 2020):	Entities controlled by an immediate family member of Mr. HAN Hongwei

Shanghai Lanyun Real Estate Co., Ltd.

Shanghai Danxiao Real Estate Co., Ltd.

Shanghai Suxiao Real Estate Co., Ltd.

Shanghai Yulan Real Estate Co., Ltd.

Shanghai Yubi Real Estate Co., Ltd.

Shanghai Biyu Real Estate Co., Ltd.

Schedule of the related party balances

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Amount due from related parties

Amounts lent to a related party (1):
Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	126,103	66,103	9,849

Due from related parties total	126,103	66,103	9,849

Amount due to related parties

Loans borrowed from and interest payable to related parties, net
Wang Dian	1,891	1,891	282
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I (4)	—	5,005	746
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II (4)	—	6,370	948
Others	408	406	61
	2,299	13,672	2,037

Dividend payable to a related party:
Ms. Wang Dian	22,500	22,500	3,353

Due to related parties-total	24,799	36,172	5,390

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Wealth management and asset management services revenues from a related party
Hywin Asset Management Co., Ltd.	3,615	3,144	4,499	697
	3,615	3,144	4,499	697
Rental expenses charged by related parties
Real Estate Group Entities(2)	32,268	—	—	—
	32,268	—	—	—

Net loans borrowed from/lent to related parties (3)
Loan lent to a related party, net
Hywin Financial Holding Group Co., Ltd.	107,160	1,579	—	—
	107,160	1,579	—	—

Collection of loans lent to related parties, net
Shanghai Yushang Commodity International Trade Co. Ltd.	40,000	—	—	—
Yushang Group Co., Ltd.	334	—	—	—
Shanghai Youqiding Asset Management Co., Ltd.	4,771	—	—	—
Hywin Financial Holding Group Co., Ltd.	—	—	60,000	9,293
	45,105	—	60,000	9,293

Loans borrowed from related parties, net
Tibet Haiyinhui Network Technology Co., Ltd.	1,941	—	—	—
Others	87	321	—	—
	2,028	321	—	—

Net loans and interest payables took over from acquiring Grand Doctor Medical Co., Ltd.(4)
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	—	—	4,840	721
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	—	—	6,160	917
	—	—	11,000	1,638

Interest expenses charged by related parties
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	—	—	165	25
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	—	—	210	31
	—	—	375	56